TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
The Navios Holdings Credit Facility:
Loan With Related Party	$ 40,000		$ 40,000
Margin Loan with Related Party	LIBOR plus 300 bps		LIBOR plus 300 bps
Amendment Date Loan With Related Party	Nov. 08, 2011		Nov. 08, 2011
Maturity Date Loan With Related Party	Dec. 31, 2014		Dec. 31, 2014
Second Amendment Date Loan With Related Party	Oct. 21, 2010		Oct. 21, 2010
Outstanding Loan Due To Related Party Total	0		0
Related Party Loan Date Fully Repaid	Mar. 04, 2013		Mar. 04, 2013
Management fees:
Management Agreement Date			May 28, 2010
Daily Management Fee Chemical			6
Daily Management Fee Mr 2			6
Daily Management Fee Lr1			7
Daily Management Fee Vlcc			10
Management Agreement Amendment Date			May 04, 2012
Managment Agreement Current Rates Expiry Date			May 28, 2014
Fixed Dry Dock Special Survey Fee Product Tankers			300
Deferral Payment Drydock			Mar. 30, 2012
Deferral Payment Drydock Max Date			Jan. 05, 2015
Deferral Drydock Fee Charge			1% per annum over LIBOR
Outstanding Fixed Management Fees Charge			1% per annum over LIBOR
Deferral Management Fees Start Date			Sep. 28, 2012
Deferral Management Fees Max Date			Dec. 31, 2014
Management fees	15,826	11,102	29,924	22,057
General and administrative expenses:
Administrative Services Agreement Date			May 28, 2010
Administrative Services Agreement Expiration Date			May 28, 2015
Administrative Fees			1,414		976
Balance due to related parties:
Due To Related Parties Total	35,851		35,851		85,516
Due to Navios Holdings and its Subsidiaries, Current	561		561		27,815
Due to Navios Holdings and its Subsidiaries, Noncurrent	$ 35,290		$ 35,290		$ 57,701